Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 862		$ 784	$ 708
Defined benefit plans pension costs recognized in profit and loss	1,048		1,216	2,001
Post-employment benefit	1,910		2,000	2,709
Compensation cost of share-based payment transactions	16	$ 1	19	8
Other employee benefit (Note)	43,746		42,654	42,246
Employee benefit expenses	45,672		44,673	44,963
Summary by functions
Compensation distributed to the employees			1,429	1,202
Remuneration paid to the directors			39	36
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	565		725	1,205
Employee benefit expenses	21,857		22,734	23,005
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 23,815		$ 21,939	$ 21,958